Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 28,531	$ 22,355
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	15,848	12,889
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	10,888	7,861
JPY
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	194	184
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,563	$ 1,421
Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 38